27. Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Service revenue - Mobile	R$ 20,147,585	R$ 20,188,962	R$ 22,121,450
Service revenue - Landline	1,285,930	1,178,856	1,003,185
Service revenue	21,433,515	21,367,818	23,124,635
Goods sold	1,177,559	1,377,771	2,646,866
Gross service and product revenue	22,611,074	22,745,589	25,771,501
Deductions from gross revenue
Taxes on service and product revenue	(5,027,406)	(5,694,886)	(6,248,310)
Discounts given	(1,329,600)	(1,394,223)	(2,213,041)
Returns and other	(20,109)	(39,067)	(167,885)
Deductions from gross revenue	(6,377,115)	(7,128,176)	(8,629,236)
Total Revenue	R$ 16,233,959	R$ 15,617,413	R$ 17,142,265